Investment Objectives and Goals - Weitz Short Duration Bond ETF	Mar. 24, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section – Weitz Short Duration Bond ETF
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The investment objective of the Weitz Short Duration Bond ETF (the “Fund”) is to provide current income consistent with the preservation of capital.